Due from settlement of capital provision assets (Tables)	12 Months Ended
Dec. 31, 2022
Due from settlement of capital provision assets.
Schedule of due from settlement of capital provision assets

	For the year ended December 31,
($ in thousands)	2022	2021	2020
At beginning of period	86,311	30,708	48,128
Transfer of realizations from capital provision assets	426,734	455,148	540,294
Interest and other income	2,651	160	199
Proceeds from capital provision assets	(387,786)	(396,415)	(557,913)
Assets received in-kind	-	(3,290)	-
Unrealized loss	(11,330)	-	-
Foreign exchange gains/(losses)	2	-	-
At end of period	116,582	86,311	30,708

Current assets	112,832	82,561	26,958
Non-current assets	3,750	3,750	3,750
Total due from settlement of capital provision assets	116,582	86,311	30,708